Financial Instruments With Off-Balance-Sheet Risk Narrative Data (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supply Commitment [Line Items]
Commitment to sell residential mortgage loans	$ 1.9	$ 4.4